Accounts Receivable - Schedule of Accounts Receivable (Details) (Advantage Hand Therapy and Orthopedic Rehabilitation, LLC) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross accounts receivable	$ 897,011		$ 295,704
Less: allowance for doubtful accounts and contractual adjustments	(218,225)		(156,723)
Accounts receivable, net	$ 678,786		138,981
Advantage Hand Therapy and Orthopedic Rehabilitation, LLC [Member]
Gross accounts receivable		$ 398,339	359,055	369,764
Less: allowance for doubtful accounts and contractual adjustments		(165,321)	(165,321)	(186,314)
Accounts receivable, net		$ 233,018	$ 193,734	$ 183,450